Segment Information About the Company's Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Vessel Revenue	$ 163,732	$ 224,579	$ 242,502
Voyage expenses-Segment	10,009	4,200	549
Vessel operating costs	(92,806)	(101,121)	(105,475)
Charterhire expense	(21,107)	(17,224)	(4,176)
Vessel depreciation	48,369	54,224	56,607
General and administrative expense	25,671	31,973	32,385
Gain (Loss) on sale of assets	495,413	37,289	0
Interest income	210	1,450	1,107
Gain (Loss) on Investments	(105,384)	116,925
Foreign exchange loss	(348)	(115)	(68)
Financial expense	(36,818)	(52,154)	(49,869)
Net Income (Loss) Attributable to Parent	(671,983)	44,654	(12,698)
Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
Vessel Revenue	67,047	86,192	87,305
Voyage expenses-Segment	4,831	2,688	219
Vessel operating costs	(30,542)	(33,816)	(34,255)
Charterhire expense	(18,620)	(13,498)	(422)
Vessel depreciation	16,366	18,292	19,320
General and administrative expense	1,891	2,083	2,069
Gain (Loss) on sale of assets	168,171	7,353	0
Interest income
Gain (Loss) on Investments
Foreign exchange loss
Financial expense
Net Income (Loss) Attributable to Parent	(173,374)	8,462	31,020
Ultramax pool [Member]
Segment Reporting Information [Line Items]
Vessel Revenue	96,685	138,387	155,197
Voyage expenses-Segment	5,178	1,512	330
Vessel operating costs	(62,264)	(67,305)	(71,220)
Charterhire expense	(2,487)	(3,726)	(3,754)
Vessel depreciation	32,003	35,932	37,287
General and administrative expense	3,908	4,152	4,344
Gain (Loss) on sale of assets	327,242	29,936	0
Interest income
Gain (Loss) on Investments
Foreign exchange loss
Financial expense
Net Income (Loss) Attributable to Parent	(336,397)	(4,176)	38,262
Corporate Segment
Segment Reporting Information [Line Items]
Vessel Revenue
Voyage expenses-Segment
Vessel operating costs		0
Charterhire expense
Vessel depreciation
General and administrative expense	19,872	25,738	25,972
Gain (Loss) on sale of assets			0
Interest income	210	1,450	1,107
Gain (Loss) on Investments	(105,384)	116,925
Foreign exchange loss	(348)	(115)	(68)
Financial expense	(36,818)	(52,154)	(49,869)
Net Income (Loss) Attributable to Parent	$ (162,212)	$ 40,368	$ (81,980)